Offsetting financial assets and financial liabilities - Financial Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	$ 561,575	$ 502,684
Amounts of financial assets offset on the balance sheet	98,663	96,692
Net amount of financial liabilities presented on the balance sheet	462,912	405,992
Impact of master netting agreements	90,109	98,914
Financial collateral pledged	343,014	285,580
Net amount	29,789	21,498
Amounts not subject to enforceable netting arrangements	15,987	21,967
Total amount recognized on the balance sheet	478,899	427,959
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	427,330	360,722
Amounts of financial assets offset on the balance sheet	96,676	94,203
Net amount of financial liabilities presented on the balance sheet	330,654	266,519
Impact of master netting agreements	201	293
Financial collateral pledged	325,674	265,822
Net amount	4,779	404
Amounts not subject to enforceable netting arrangements	4,584	7,428
Total amount recognized on the balance sheet	335,238	273,947
Derivative liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	132,770	141,137
Amounts of financial assets offset on the balance sheet	1,544	2,185
Net amount of financial liabilities presented on the balance sheet	131,226	138,952
Impact of master netting agreements	89,889	98,610
Financial collateral pledged	17,340	19,758
Net amount	23,997	20,584
Amounts not subject to enforceable netting arrangements	11,403	14,539
Total amount recognized on the balance sheet	142,629	153,491
Other financial liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	1,475	825
Amounts of financial assets offset on the balance sheet	443	304
Net amount of financial liabilities presented on the balance sheet	1,032	521
Impact of master netting agreements	19	11
Net amount	1,013	510
Total amount recognized on the balance sheet	$ 1,032	$ 521